Business Combinations Overland Acquistion (Details) - Overland [Member] $ in Thousands	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Cash and Cash Equivalents	$ 2,312
Accounts Receivable	10,558
Inventories	9,387
Property and Equipment	4,117
Identifiable Intangible Assets	60,376
Other Assets	2,364
Total Identifiable Assets Acquired	89,114
Current Liabilities	(28,133)
Debt - current	(4,749)
Debt - Long-term	(17,000)
Other Liabilities	(3,990)
Deferred Tax Liabilities	(4,412)
Total Identifiable Liabilities Assumed	(58,284)
Net Identifiable Net Assets Acquired	30,830
Goodwill	38,821
Net Assets Acquired	$ 69,651